6. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation Fiscal Year Maturity Schedule Table	Year ending December 31, 2016: $2,000,000 2017: $3,000,000 2018: $3,500,000 2019: $4,000,000 2020: $4,500,000
Year ending December 31,
2016:	$2,000,000
2017:	$2,400,000
2018:	$2,600,000
2019:	$2,600,000
2020:	$2,600,000